As filed with the Securities and Exchange Commission on June 9, 2016

Registration Statement File No. 333-22557

Registration Statement File No. 811-08075

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐     Pre-Effective Amendment No.

☒     Post-Effective Amendment No. 22

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 155

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number, including Area Code)

John E. Deitelbaum

Senior Vice President and Deputy General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:     Continuous

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	On pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a) of Rule 485.

☐	On pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

The Prospectus dated May 1, 2016 is incorporated into Part A of this Post-Effective Amendment No. 22 to Registration Statement on Form N-6 (File No. 333-22557) by reference to Registrant’s filing under rule 485(b), as filed on April 27, 2016.

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information dated May 1, 2016 is incorporated into Part B of this Post-Effective Amendment No. 22 to Registration Statement on Form N-6 (File No. 333-22557) by reference to Registrant’s filing under rule 485(b), as filed on April 27, 2016.

PART C

OTHER INFORMATION

Item 26.	Exhibits

Exhibit (a)	Resolution of the Board of Directors of Massachusetts Mutual Life Insurance Company, establishing the Separate Account – Incorporated by reference to Initial Registration Statement File No. 333-22557 filed February 28, 1997

Exhibit (b)	Not Applicable

Exhibit (c)	i.	Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Initial Registration Statement File No. 333-202684 filed March 12, 2015

	ii.	Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated December 16, 2014 – MML Distributors, LLC and Massachusetts Mutual Life Insurance Company on behalf of Massachusetts Mutual Variable Life Separate Account I – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-22557 filed April 28, 2015

	iii.	Template for Insurance Products Distribution Agreement (MMLD) (Version 04/15) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-206438 filed December 15, 2015

Exhibit (d)	i.	Form of Flexible Premium Adjustable Variable Life Certificate with Variable Rider – Incorporated by reference to Initial Registration Statement File No. 333-22557 filed February 28, 1997

	ii.	Form of Accidental Death and Dismemberment Rider – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-22557 filed February 20, 2003

	iii.	Form of Waiver of Monthly Charges Rider – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-22557 filed February 20, 2003

	iv.	Form of Accelerated Benefits Rider – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-22557 filed February 20, 2003

Exhibit (e)	Application for Flexible Premium Adjustable Variable Life Certificate with Variable Rider – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

Exhibit (f)	i.	Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-50410 filed November 24, 2008

	ii.	By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

Exhibit (g)	Reinsurance Contracts

	i.	Hannover Life Reassurance Company of America

		¯	Automatic YRT Agreement effective April 1, 2005 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) and amendments effective April 1, 2005, April 1, 2006, September 1, 2006, February 9, 2007, April 1, 2007, January 1, 2008, April 1, 2008, July 1, 2008, and January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-22557 filed April 28, 2009

			–	Amendments dated November 20, 2008, January 1, 2009 (Part II), and August 27, 2009, effective April 1, 2005 – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-22557 filed April 27, 2010

			–	Amendment dated August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-65887 filed April 26, 2011

			–	Amendments dated July 1, 2008, April 1, 2009, and January 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-22557 filed April 27, 2011

			–	Amendment effective August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

			–	Amendments effective April 1, 2012 and April 20, 2013 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

			–	Amendment effective April 1, 2005; and for NY Business Only: Amendment effective April 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-22557 filed April 28, 2014

			–	Amendment effective June 1, 2014; and for NY Business Only: Amendment effective June 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-22557 filed April 28, 2015

		¯	Automatic YRT Agreement effective April 1, 2010 (NY Business Only) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-22557 filed April 27, 2011

			–	Amendment effective August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

			–	Amendments effective April 1, 2012 and April 20, 2013 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

			–	Amendment effective April 1, 2005; and for NY Business Only: Amendment effective April 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-22557 filed April 28, 2014

			–	Amendment effective June 1, 2014; and for NY Business Only: Amendment effective June 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-22557 filed April 28, 2015

	ii.	Hartford Life and Accident Insurance Company

¯	Automatic/Facultative YRT Agreement effective April 1, 2005 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) and amendments effective April 1, 2005, March 9, 2006, April 1, 2006, September 1, 2006, February 9, 2007, April 1, 2007, February 1, 2008, April 1, 2008, April 1, 2008, July 1, 2008, and January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File
No. 333-22557 filed April 28, 2009

			–	Amendments dated November 20, 2008 and January 1, 2009 (Part II) – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-22557 filed April 27, 2010

			–	Amendments dated April 1, 2005, July 1, 2008, April 1, 2009, August 1, 2009, January 1, 2010, and January 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-22557 filed April 27, 2011

		–	Amendments effective April 1, 2010 and August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

		–	Amendment effective April 1, 2012 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

		–	Amendment effective April 1, 2005 – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-22557 filed April 28, 2014

iii.	Munich American Reassurance Company

	¯	Automatic/Facultative YRT Agreement effective April 1, 2005 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) and amendments effective April 1, 2005, September 1, 2006, February 9, 2007, April 1, 2007, January 1, 2008, April 1, 2008, July 1, 2008, and January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-22557 filed April 28, 2009

		–	Amendments dated November 20, 2008 and January 1, 2009 (Part II) – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-22557 filed April 27, 2010

		–	Amendments dated July 1, 2008, April 1, 2009, January 1, 2010, and January 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-22557 filed April 27, 2011

		–	Amendment effective April 1, 2005 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013

		–	Amendments effective April 1, 2012 and April 20, 2013 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

		–	Amendment effective April 1, 2005 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

		–	Amendments dated November 20, 2008 and January 1, 2009 (Part II) – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-22557 filed April 27, 2010

		–	Amendments dated July 1, 2008, April 1, 2009, January 1, 2010, and January 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-22557 filed April 27, 2011

		–	Amendment effective April 1, 2005 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013

		–	Amendments effective April 1, 2012 and April 20, 2013 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

		–	Amendment effective June 1, 2014; and for NY Business Only: Amendment effective June 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-22557 filed April 28, 2015

	¯	Automatic/Facultative YRT Agreement effective April 1, 2010 (NY Business Only) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-22557 filed April 27, 2011

		–	Amendment effective April 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013

		–	Amendments effective April 1, 2012 and April 20, 2013 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

		–	Amendment effective April 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

		–	Amendment effective April 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-22557 filed April 28, 2014

		–	Amendment effective June 1, 2014; and for NY Business Only: Amendment effective June 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-22557 filed April 28, 2015

iv.	RGA Reinsurance Company

	¯	Automatic/Facultative YRT Agreement effective April 1, 2005 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) and amendments effective April 1, 2005, April 1, 2005, February 1, 2006, September 1, 2006, February 9, 2007, August 10, 2007, January 1, 2008, February 1, 2008, and January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-22557 filed April 28, 2009

		–	Amendments dated November 20, 2008 and January 1, 2009 (Part II) – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-22557 filed April 27, 2010

		–	Amendment effective August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-65887 filed April 26, 2011

		–	Amendments dated July 1, 2008 and January 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-22557 filed April 27, 2011

		–	Amendment effective August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-150916 filed April 25, 2012

		–	Amendments effective February 1, 2012 and April 1, 2012 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

		–	Amendment effective April 1, 2005 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

		–	Amendment effective April 20, 2013 – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-22557 filed April 28, 2014

		–	Amendment effective June 1, 2014; and for NY Business Only: Amendment effective June 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-22557 filed April 28, 2015

	¯	Automatic/Facultative YRT Agreement effective April 1, 2010 (NY Business Only) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-22557 filed April 27, 2011

		–	Amendment effective June 1, 2014; and for NY Business Only: Amendment effective June 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-22557 filed April 28, 2015

v.	Scottish Re (U.S) Inc.

	¯	Automatic YRT Agreement effective April 1, 2005 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) amendments effective April 1, 2005, April 1, 2006, September 1, 2006, February 9, 2007, April 1, 2007, April 1, 2008, July 1, 2008, and January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No.

333-22557 filed April 28, 2009

		–	Amendments dated November 20, 2008, and August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-22557 filed April 27, 2011

		–	Amendment effective August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

vi.	Swiss Re Life & Health America Inc.

	¯	Automatic and Facultative YRT Agreement effective April 1, 2005 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) and amendments effective April 1, 2005, April 1, 2006, September 1, 2006, February 9, 2007, April 1, 2007, January 1, 2008, February 1, 2008, April 1, 2008, July 1, 2008, and January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-22557 filed April 28, 2009

		–	Amendments dated November 20, 2008 and January 1, 2009 (Part II) – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-22557 filed April 27, 2010

		–	Amendment dated August 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-150916 filed April 26, 2011

		–	Amendments dated April 1, 2005, July 1, 2008, April 1, 2009, January 1, 2010, and January 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-22557 filed April 27, 2011

		–	Amendment effective February 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

		–	Amendments effective February 1, 2012 and April 1, 2012 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

		–	Amendments effective April 1, 2005 and December 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

		–	Amendments effective April 1, 2005, February 1, 2013 and April 21, 2013 – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-22557 filed April 28, 2014

		–	Amendment effective February 1, 2014; and for NY Business Only: Amendment effective February 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-22557 filed April 28, 2015

		–	Amendment effective March 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-22557 filed April 28, 2015

		–	Amendments effective January 1, 2015 and February 1, 2015 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-22557 filed April 27, 2016

¯	Automatic and Facultative YRT Agreement effective April 1, 2010 (NY Business Only) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File
No. 333-22557 filed April 27, 2011

		–	Amendment effective February 1, 2012 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

		–	Amendment effective April 1, 2012 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

		–	Amendment effective December 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

		–	Amendments effective April 1, 2010, February 1, 2013 and April 21, 2013 – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-22557 filed April 28, 2014

		–	Amendment effective April 1, 2014; and for NY Business Only: Amendment effective April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 333-22557 filed April 28, 2015

		–	Amendments effective January 1, 2015 and February 1, 2015 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-22557 filed April 27, 2016

Exhibit (h)	i.		Participation, Selling, Servicing Agreements:

		a.	American Century Funds

			–	Shareholder Services Agreement dated as of May 14, 1998 (American Century Investment Management, Inc., Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

•   Amendments Nos. 1, 2, 3 and 4 dated and effective as of May 1, 1999, September 1, 1999, January 1, 2000 and August 1, 2003 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Amendment No. 5 effective as of November 1, 2008 – Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement File No. 333-50410 filed April 28, 2009

• Amendment No. 6 effective as of March 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

• Amendment No. 7 effective July 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014

		b.	Fidelity Funds

			–	Participation Agreement dated May 1, 1998 (Variable Insurance Products Fund II, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendments effective May 1, 1998 and April 15, 2001 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Amendment effective June 30, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment effective September 1, 2015 – Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement File No. 333-150916 filed April 26, 2016

			–	Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

		c.	MFS® Funds

			–	Participation Agreement dated September 4, 1998 (MFS Variable Insurance Trust, Massachusetts Mutual Life Insurance Company and Massachusetts Financial Services Company) – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

•   Amendment Nos. 1, 2, 3, 4, and 5 effective August 19, 1999, April 1, 2000, November 17, 2000, November 16, 2001 and May 1, 2003 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

• Amendments Nos. 6 and 7 dated September 2003 and August 1, 2004 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Amendment dated May 1, 2007 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-50410 filed November 24, 2008

• Amendment No. 9 effective May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

	d.	MML Funds

		–	Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company)– Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement File No. 002-39334 filed August 22, 2007

• First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Second Amendment dated as of August 26, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Third Amendment dated April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

• Fifth Amendment dated August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement File No. 002-39334 filed March 1, 2013

• Sixth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Seventh Amendment dated August 11, 2015 – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

	e.	MML II Funds

		–	Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-122804 filed April 30, 2008

• First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Second Amendment dated as of August 26, 2008 – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Third Amendment dated as of April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-122804 filed March 2, 2011

• Fifth Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

•   Sixth and Seventh Amendments dated and effective August 28, 2012 and November 12, 2012 – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File
No. 333-122804 filed March 1, 2013

• Eighth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Ninth Amendment dated August 11, 2015 – Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

	f.	Oppenheimer Funds

		–	Participation Agreement, entered into as of May 1, 2006 and executed on November 20, 2007, (Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Amendment No. 1 effective April 3, 2008 – Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed April 28, 2009

• Amendment No. 2 effective June 8, 2009 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Amendment No. 3 effective October 13, 2010 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

• Amendment No. 4 dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

	g.	T. Rowe Price Funds

Participation Agreement dated as of June 1, 1998 (T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-22557 filed April 25, 2012

•   Amendments effective December 15, 1999 (T. Rowe Price Fixed Income Series, Inc., becomes a party), May 1, 2006, and January 7, 2008 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Amendment effective March 21, 2013 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-22557 filed April 24, 2013

ii.	Shareholder Information Agreements (Rule 22c-2 Agreements)

	a.	American Century Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

b.	Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

		c.	MFS® Fund Distributors, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

		d.	MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

		e.	MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

		f.	OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

		g.	T. Rowe Price Services, Inc., T. Rowe Price Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

Exhibit (i)	Not Applicable

Exhibit (j)	Not Applicable

Exhibit (k)	Opinion and Consent of Counsel as to the legality of the securities being registered – Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-22557 filed April 27, 2010

Exhibit (l)	Not Applicable

Exhibit (m)	Not Applicable

Exhibit (n)	i.		Consent of Independent Registered Public Accounting Firm *

	ii.		Powers of Attorney

			¯	Elizabeth A. Ward *

			¯	Mark T. Bertolini	Jeffrey M. Leiden
Isabella D. Goren

– Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement File No. 333-150916, as filed with the Securities and Exchange Commission April 26, 2016

			¯	Laura J. Sen

– Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-45039 filed April 23, 2013

			¯	Gregory Deavens	H. Todd Stitzer

– Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

			¯	Roger W. Crandall	Raymond W. LeBoeuf
				Kathleen A. Corbet	Cathy E. Minehan
				James H. DeGraffenreidt, Jr.	Marc F. Racicot
				Patricia Diaz Dennis	William T. Spitz
Robert A. Essner

– Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement File No. 333-81015 filed April 28, 2010

Exhibit (o)	All financial statements are included in the Statement of Additional Information as indicated herein

Exhibit (p)	Not Applicable

Exhibit (q)	SEC Procedures Memorandum dated April 25, 2016, describing Massachusetts Mutual Life Insurance Company issuance, transfer, and redemption procedures for the Policy – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-22557 filed April 27, 2016

  *    filed herewith

Item 27.   Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Kathleen A. Corbet, Lead Director 49 Cross Ridge Road New Canaan, CT 06840	Cathy E. Minehan, Director 128 Beacon Street Boston, MA 02116	Jeffrey M. Leiden, Director 50 Northern Avenue Boston, MA 02210

Roger W. Crandall, Director, Chairman 1295 State Street B101 Springfield, MA 01111	Marc Racicot, Director 28013 Swan Cove Drive Bigfork, MT 59911	Mark T. Bertolini, Director 151 Farmington Avenue Hartford, CT 06156

James H. DeGraffenreidt, Jr., Director 1340 Smith Avenue Suite 200 Baltimore, MD 21209	Laura J. Sen, Director 95 Pembroke Street, Unit 1 Boston, MA 02118	Patricia Diaz Dennis, Director 103 Devine Road San Antonio, TX 78212

William T. Spitz, Director 16 Wynstone Nashville, TN 37215	Robert A. Essner, Director 1301 Westway Drive Sarasota, FL 34236	H. Todd Stitzer, Director 1312 Casey Key Road Nokomis, FL 34275

Raymond W. LeBoeuf, Director 1590 Galleon Drive Naples, FL 34102-7716	Isabella D. Goren, Director 16228 Shadybank Drive Dallas, TX 75248

Officers of Massachusetts Mutual Life Insurance Company

Todd G. Picken, Corporate Vice President and Treasurer 1295 State Street Springfield, MA 01111	Melvin Corbett, Executive Vice President and Chief Investment Officer 1295 State Street Springfield, MA 01111

Roger W. Crandall, President and Chief Executive Officer (principal executive officer) 1295 State Street B101 Springfield, MA 01111	Pia Flanagan,, Vice President, Corporate Secretary & Assistant General Counsel 1295 State Street Springfield, MA 01111

Mark Roellig, Executive Vice President and General Counsel 1295 State Street Springfield, MA 01111	Robert Casale, Executive Vice President & Chief Information Officer 1295 State Street Springfield, MA 01111

Elizabeth A. Ward, Executive Vice President, Chief Financial Officer and Chief Actuary 1295 State Street Springfield, MA 01111	Susan Cicco, Senior Vice President & Chief of Staff 1295 State Street Springfield, MA 01111

Elaine A. Sarsynski, Executive Vice President 1295 State Street Springfield, MA 01111	Adnan Omar Ahmed, Executive Vice President and Chief Human Resources Officer 1295 State Street Springfield, MA 01111

Michael Fanning, Executive Vice President 1295 State Street Springfield, MA 01111	Gareth F. Ross, Senior Vice President and Chief Customer Officer 1295 State Street Springfield, MA 01111

Gregory Deavens, Senior Vice President and Controller 1295 State Street Springfield, MA 01111

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

ORGANIZATIONAL SUMMARY

I.	DIRECT SUBSIDIARIES OF MASSMUTUAL - MassMutual is the sole owner of each subsidiary unless otherwise indicated.

A.	C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation which operates as a life and health insurance company.
1.	MML Bay State Life Insurance Company (April 1, 1935), a Connecticut corporation which operates as a life and health insurance company.
2.	CML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.
3.	CML Mezzanine Investor L, LLC (November 5, 2008), a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund.
4.	CML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company that acts as a blocker entity for C.M. Life Insurance Company.
5.	CML Re Finance LLC (December 19, 2008), a Delaware limited liability company formed for the purpose of holding interests in actively managed mortgage loans, near foreclosure mortgages and subsequently foreclosed properties.
6.	CML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company that holds a portion of the limited partner interest in a European investment fund.

B.	MML Distributors, LLC (November 10, 1994), a Connecticut limited liability company which operates as a securities broker-dealer. (MassMutual – 99% and MassMutual Holding LLC – 1%.)
C.	MassMutual Holding LLC (November 30, 1984), a Delaware limited liability company which operates as a holding company for certain MassMutual entities.

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MassMutual Holding LLC is the sole owner of each subsidiary or affiliate unless otherwise indicated.

1.	MML Investors Services, LLC (December 31, 1981), a Massachusetts limited liability company which operates as a securities broker-dealer and federally covered investment advisor.
a.	MML Insurance Agency, LLC (November 16, 1990), a Massachusetts limited liability company which operates as an insurance broker.
b.	MMLISI Financial Alliances, LLC, (June 27, 2001) a Delaware limited liability company which is a federally covered investment adviser and licensed insurance agency. (MML Investors Services, LLC – 51% and Series Members – 49%)
2.	MML Management Corporation (October 14, 1968), a Massachusetts corporation which formerly operated as a manager of properties owned by MassMutual.
a.	MassMutual International Holding MSC, Inc. (January 31, 2001), a Massachusetts corporation.
3.	MassMutual International LLC (February 19, 1996), a Delaware limited liability company which operates as a holding company for those entities constituting MassMutual’s international insurance operations. MassMutual International LLC is the sole owner of each of the subsidiaries or affiliates listed below unless otherwise indicated.
a.	MassMutual Asia Limited, a corporation organized in Hong Kong which operates as a life insurance company. (Owned 99.99% by MassMutual International LLC and .01% by MassMutual Holding LLC).
1.)	MassMutual Insurance Consultants Limited, a corporation organized in Hong Kong which operates as a general insurance agent. (MassMutual Asia Limited owns 99.99% and MassMutual Services Limited owns .01%).

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2.)	MassMutual Trustees Limited, a corporation organized in Hong Kong which operates as an approved trustee for the mandatory provident funds. (Owned 20% each by MassMutual Asia Limited, MassMutual Services Limited (in trust for MassMutual Asia Ltd.), MassMutual Guardian Limited (in trust for MassMutual Asia Ltd.), Protective Capital (International) Limited and Keng Puang Tay (in trust for MassMutual Asia Ltd.))..
3.)	Protective Capital (International) Limited, a corporation organized in Hong Kong which is a dormant investment company.
4.)	MassMutual Services Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd. – 50%, Protective Capital (International) Limited – 50%.)
5.)	MassMutual Guardian Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd. – 50%, Protective Capital (International) Limited - 50%.)
6.)	MassMutual Asia Investors Ltd., a Hong Kong company that provides investment advisory services. (wholly owned subsidiary of MassMutual Asia Limited)
b.	MassMutual Internacional (Chile) SpA, a corporation organized in the Republic of Chile which operates as a holding company. (MassMutual International LLC – 99.93%; MassMutual Holding LLC - .07%; MassMutual Holding LLC)
c.	MassMutual Life Insurance Company, a Japanese corporation which operates as a life insurance company. (MassMutual International LLC – 90.52%; MassMutual Asia Limited – 9.46%; and MassMutual Life Insurance Company - .02%).

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4.	MassMutual Assignment Company (October 4, 2000), a North Carolina corporation which operated a structured settlement business.
5.	MassMutual Capital Partners LLC (September 20, 2006), a Delaware single-member limited liability company. MassMutual Holding LLC is the sole member.
6.	First Mercantile Trust Company (November 26, 1957), a Tennessee trust company engaged in the business of providing retirement plan investment management and recordkeeping products and services to businesses and individuals.
7.	Society of Grownups, LLC (April 15, 2014), a Massachusetts limited liability company and federally covered investment adviser that provides financial planning and other personal financial and investment advice and education to the public.
8.	MassMutual Ventures LLC (June 10, 2014), a Delaware limited liability company.
9.	Haven Life Insurance Agency, LLC (March 11, 2013), a Delaware limited liability company that engages in insurance agency activities.
10.	MM Rothesay Holdco US LLC (September 24, 2013), a Delaware limited liability company that holds shares in Rothesay Holdco UK Limited.
11.	MM Asset Management Holding LLC, a Delaware limited liability company that acts as a holding company for certain asset managers
a.	Babson Capital Management LLC (July 5, 1940), a Delaware limited liability company which operates as an investment adviser.
1.)	Babson Capital Securities LLC (July 1, 1994), a Delaware limited liability company which operates as a securities broker-dealer.

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2.)	Babson Capital Management (Japan) KK, formerly known as MassMutual Investment Management Company (May 28, 2004), a Japanese registered investment adviser.
3.)	Babson Capital Management (Australia) Holding Company Pty Ltd. (October 12, 2009), an operating company that employs five or more mezzanine debt portfolio managers.
a.)	Babson Capital Management (Australia) Pty Ltd. (October 16, 2009), an asset manager for Australian institutional investors.
4.)	Babson Capital Guernsey Limited, an investment management company organized under the laws of Guernsey.
a.)	Babson Capital Management (UK) Limited (formerly known as Babson Capital Europe Limited), an institutional debt-fund manager organized under the laws of England and Wales.
i.	Almack Holding Partnership GP Limited, an English company and wholly-owned subsidiary of Babson Capital Management (UK) Limited, will serve as a general partner of each of Almack Leveraged 1 LP, Almack Unleveraged 1 LP, Almack Leveraged 2 LP and Almack Unleveraged 2 LP.
ii.	Almack Mezzanine Fund Limited, an English company and wholly-owned subsidiary of Babson Capital Management (UK) Limited, will serve as general partner of Almack Mezzanine Founder LP and Almack Mezzanine I LP.
iii.	Almack Mezzanine Fund II Limited, an English company and wholly-owned subsidiary of Babson Capital Management (UK) Limited, serves as general partner of Almack Mezzanine II Leveraged LP, Almack Mezzanine II Unleveraged LP and Almack Mezzanine Founder II LP.
iv.	Almack Mezzanine GP III Limited, an English company that serves as general partner of Almack Mezzanine Investors III LP, Almack Mezzanine III LP and Almack Mezzanine Carry III LP, all the stock of which is owned by Babson Capital Management (UK) Limited.
v.	Babson Capital Global Advisors Limited (May 5, 2011), a company organized under the laws of England and Wales that operates as an institutional debt fund manager.
aa.	BCGSS 2 GP LLP (August 19, 2014)(90.0% owned by Babson Capital Global Advisors Limited and 10% owned by Babson Capital Management (UK) Limited.)
bb	Babson European Direct Lending 1 GP LLP (February 17, 2015), a limited liability partnership organized under the laws of England and Wales. (50% owned by Babson Capital Management (UK) Limited and 50% owned by Babson Capital Global Advisors Limited.)

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5.)	Cornerstone Real Estate Advisers LLC (January 20, 1994), a Delaware limited liability company which operates as an investment adviser.
a.)	Cornerstone Real Estate Advisers Inc. (formerly, Babson Capital Management, Inc.), a Delaware corporation that holds a “corporation” real estate license.
b.)	Cornerstone Real Estate UK Holdings Limited (November 13, 2009), a holding company incorporated under the laws of England and Wales.
i.	Cornerstone Real Estate Advisers (Continental Europe) Limited (formerly, Cornerstone Real Estate UK (No. 2) Limited, a special purpose holding company.
ii.

Cornerstone Real Estate Advisers Europe Finance LLP (formerly, Protego Real Estate Investors Finance LLP), a London-based real estate investment management company. (99% owned by Cornerstone Real Estate UK Holdings Limited and 1% owned by Cornerstone Real Estate UK (No.2) Limited.)

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iii.	Cornerstone Real Estate Advisers Europe LLP (formerly, Protego Real Estate Investors LLP), a London-based real estate investment management company. (99% owned by Cornerstone Real Estate UK Holdings Limited and 1% owned by Cornerstone Real Estate UK (No.2) Limited.)
iv.	Cornerstone Real Estate Advisers GmbH (January 8, 2014), a German limited liability company that provides transaction and asset management services for all types of real estate and retail property, in addition to development and refurbishment services for office, retail, industrial and residential assets.
v.	CREAE AIFM LLP, a UK limited liability partnership. (99% owned by Cornerstone Real Estate UK Holdings Limited and 1% owned by Cornerstone Real Estate UK (No. 2) Limited.)
c.)	Cornerstone Real Estate Advisers Japan K.K. (February 18, 2013), a Japanese joint stock corporation formed to provide real estate investment advisory services, including the acquisition, disposition, and financing of equity and debt investments and the marketing of real estate investment vehicles.
6.)	Wood Creek Capital Management LLC, a Delaware limited liability company that acts as an investment adviser.
a.)	Wood Creek Index Company, LLC, a Delaware limited liability company that compiles, analyzes and periodically publishes returns data for selected investments.

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7.)	Babson Capital Cornerstone Asia Limited (January 23, 2008) a Hong Kong company that is applying to become a Hong Kong licensed investment firm regulated by the Securities and Futures Commission.
8.)	Babson Capital Finance LLC (December 12, 2012), a Delaware limited liability company formed to invest in securities of U.S. middle market companies.
a.)	BCF Europe Funding Limited (August 27, 2013), a company formed in the Republic of Ireland to invest in securities.
b.)	BCF Senior Funding I LLC (August 28, 2013), a limited liability company formed under the laws of the State of Delaware to invest in securities.
b.	Oppenheimer Acquisition Corp. (June 21, 1990), a Delaware corporation which operates as a holding company for the OppenheimerFunds, Inc., Tremont Group Holdings, Inc. and their respective subsidiaries. (MM Asset Management Holding LLC – 96.844%).
1.)	OppenheimerFunds, Inc. (Oct. 23, 1987), a Colorado corporation which is registered as an investment adviser and operates as the sub-adviser to most of the Oppenheimer Funds.
a.	OFI Global Asset Management, Inc. (May 8, 1978), a Delaware corporation which is registered as an investment adviser and transfer agent and operates as an investment adviser and transfer agent to the Oppenheimer Funds.
b.)	OppenheimerFunds Distributor, Inc. (July 3,1978), a New York corporation which is registered as a broker-dealer and operates as a broker-dealer and general distributor of the Oppenheimer Funds and certain 529 College Savings Plans.

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c.)	Oppenheimer Real Asset Management, Inc. (December 22, 1988), a Delaware corporation that currently has no operations.
d.)	OFI SteelPath, Inc. (November 20, 2012), a Delaware corporation which is registered as an investment adviser and operates as an investment adviser to certain Oppenheimer funds, private funds and accounts that invests in concentrated portfolios of energy infrastructure master limited partnerships.
e.)	Shareholder Services, Inc. (September 16, 1987), a Colorado corporation doing business as OppenheimerFunds Services which is registered as a transfer agent and operates as a sub-transfer agent to the Oppenheimer Funds.
f.)	OFI Private Investments Inc. (March 20, 2000), a New York corporation which is registered as an investment adviser and operates as the Program Manager for several states’ 529 college savings and prepaid tuition plans..
g.)	VTL Associates, LLC (September 27, 2004), a Pennsylvania limited liability company which is registered as an investment adviser and operates as an investment adviser to Oppenheimer’s smart beta ETFs and SMAs.
i.	Index Management Solutions, LLC (October 5, 2009) a Pennsylvania limited liability company and a direct subsidiary of VTL Associates, LLC which is registered as an investment adviser and provides smart beta advice to institutional accounts.

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h.)	OFI Global Institutional Inc. (Nov. 20, 2000), a New York corporation which is registered as an investment adviser and provides investment advisory services to individual accounts, pension plans, mutual funds, insurance company separate accounts, private funds, public funds and corporations.
i.	Trinity Investment Management Corporation (November 1, 1974), a Pennsylvania corporation that currently has no operations
ii.	OFI Global Trust Company (February 4, 1988), a New York trust company which operates as an investment manager and trustee of collective investment trusts offered to qualified trusts and governmental trusts.
iii.	HarbourView Asset Management Corporation (April 17, 1986), a New York corporation which is registered as an investment adviser and provides investment advisory services to private, structured investment products.
2.)	Tremont Group Holdings, Inc. (previously, Tremont Capital Management, Inc.) (June 18, 1987), a New York-based investment services provider which is in the process of winding up its fund of funds that invested in hedge funds.
a.)	Tremont (Bermuda), Limited, a Bermuda-based investment adviser.
b.)	Tremont Partners, LLC (1984) a Connecticut limited liability company that is an investment adviser.
c.)	Tremont GP, LLC, a Delaware limited liability company.

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i.	Settlement Agent LLC, a Delaware limited liability company that acts as an agent.
c.	MassMutual Baring Holding, LLC (October 14, 2005), a Delaware limited liability company that will act as a holding company for certain MassMutual subsidiaries.
1.)	MassMutual Holdings (Bermuda) Limited, a Bermuda company that acts as a holding company for certain MassMutual subsidiaries.
a.)	Baring Asset Management Limited (April 6, 1994), a company incorporated under the laws of England and Wales that acts an investment manager/adviser.
i.	Baring Fund Managers Limited (October 29, 1968), a company incorporated under the laws of England and Wales that acts as a manager of BAM UK Collective Investment Schemes.
ii.	Baring International Investment Limited (June 7, 1979), a company incorporated under the laws of England and Wales that acts as an investment manager/adviser.
iii.	Baring Pension Trustees Limited, a company organized under the laws of England and Wales that acts as a trustee for the pension scheme covering UK-based employees of Baring Asset Management Limited..
iv.	Baring Investment Services Limited (May 18, 1988), a company incorporated under the laws of England and Wales that acts as a service company which supports all the BAM Group operating companies within the UK.

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v.	Baring Investments (UK) Limited (September 5, 2014), a company incorporated under the laws of England and Wales that acts as an asset holding company.
vi.	Baring International Investment Management Holdings (November 12, 1985), a company incorporated under the laws of England and Wales that acts as an intermediate holding company.
aa.	Baring Asset Management UK Holdings Limited (October 25, 1983), a company incorporated under the laws of England and Wales that acts as an intermediate holding company
i.	Baring Asset Management GmbH (February 21, 2000), a company incorporated under the laws of Germany that provides marketing and client services regarding investment funds and other asset management products of the BAM group.
ii.	Baring France SAS (July 24, 1997), a company incorporated under the laws of France that handles distribution and client services for qualified investors.
iii.	Baring International Fund Managers (Ireland) Limited (July 16, 1990), a company incorporated under the laws of Ireland that acts as a manager of BAM Irish Collective Investment Schemes and Funds.

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iv.	Baring SICE (Taiwan) Limited (March 15, 1990), a regulated company organized in Taiwan.
v.	Baring Asset Management Switzerland Sàrl (December 18, 2013), an operating company established under the laws of Switzerland.
vi.	Baring Asset Management (Asia) Holdings Limited (June 7, 1985), an intermediate holding company organized in Hong Kong.

aaa.) Baring Asset Management (Asia) Limited (March 15, 1985), a company organized in Hong Kong that acts as an investment adviser.

i)	Baring Asset Management Korea Limited, a regulated Korean company that engages in the business of asset management, business administration and investment advisory service.

bbb.) Baring International Fund Managers (Bermuda) Limited (September 13, 1988), a company incorporated under the laws of Bermuda under that acts as a trustee of Baring Korea Trust Fund Ltd.’s undistributed funds.

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ccc.) Baring Asset Management (Japan) Limited (January 13, 1986), a company organized in Japan that acts as an investment adviser.

ddd.) Baring Asset Management (Australia) Pty Limited (June 6, 1986), an investment adviser under the laws of Australia.

2.)	Baring North America LLC (formerly known as Baring Asset Management LLC) (September 28, 1967), a Massachusetts corporation that provides client services to investors.
D.	The MassMutual Trust Company (January 12, 2000), a federally chartered stock savings bank which performs trust services.
E.	MML Private Placement Investment Company I, LLC (May 15, 2007), a Delaware limited liability.
F.	MML Private Equity Fund Investor LLC (December 6, 2006), a Delaware limited liability company that acts as a blocker entity for MassMutual and holds private equity fund investments.
G.	MM Private Equity Intercontinental LLC (September 24, 2013), a Delaware limited liability company that invests in certain private equity funds.
H.	MML Mezzanine Investor, LLC (October 18, 2005), a Delaware limited liability company that acts as a blocker entity for MassMutual.
I.	MML Mezzanine Investor II, LLC (March 13, 2008), a Delaware limited liability company that acts as a blocker entity for MassMutual.
J.	MMC Equipment Finance LLC (January 27, 2007), a Delaware limited liability company established to engage primarily in equipment finance and leasing activities.

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1.	MassMutual Asset Finance LLC (formerly known as Winmark Equipment Finance, LLC) is an equipment financing company which provides collateralized lending, financing and leasing services nationwide (owned 99.61% by MMC Equipment Finance LLC and .39% by C.M. Life Insurance Company).
a.	MMAF Equipment Finance LLC 2009-A (November 13, 2009), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.
b.	MMAF Equipment Finance LLC 2011-A (June 21, 2011), a Delaware limited liability company that holds a portfolio of rights in equipment loans, equipment leases, related equipment and related rights.
K.	Invicta Advisors LLC (April 12, 2006), a Delaware limited liability company that will serve as the management entity of Invicta Credit LLC.
L.	MML Mezzanine Investor L, LLC (November 5, 2008), a Delaware limited liability company that holds a portion of the investment interests in a mezzanine fund.
M.	MML Re Finance LLC (December 19, 2008), a Delaware limited liability company formed for the purpose of holding interests in actively managed mortgage loans, near foreclosure mortgages and subsequently foreclosed properties.
N.	WP-SC, LLC (March 10, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure. MassMutual holds an 81.39% interest and C.M. Life holds an 18.61% interest.
O.	MSP-SC, LLC (August 4, 2009), a Delaware limited liability company formed to take title to a property that was acquired by foreclosure.
P.	Country Club Office Plaza LLC (December 4, 2009), a Delaware limited liability company formed to take title to a property. (MassMutual is the managing member with an 88.06% ownership interest and C.M. Life Insurance Company holds an 11.94% ownership interest.)

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Q.	MML Mezzanine Investor III, LLC (May 17, 2010), a Delaware limited liability company that acts as a blocker entity for MassMutual.
R.	MassMutual External Benefits Group LLC (September 23, 2010), a Delaware limited liability company created to satisfy a professional employer organization’s tax reporting needs.
S.	Jefferies Finance LLC (July 26, 2004), a Delaware commercial finance company lending secured and unsecured loans to middle market and growing companies. (MassMutual Holding LLC holds 45% ownership interest; Babson Capital Management LLC holds 5% ownership interest; and Jefferies Group, Inc. holds 50% ownership interest.)
1.	Apex Credit Partners LLC (October 20, 2014), a Delaware limited liability company which is an investment adviser registered with the SEC as a relying adviser
2.	JFIN Asset Management LLC (February 1, 2016), a Delaware limited liability company which is an investment adviser registered with the SEC as a relying adviser
3.	JFIN Co-Issuer Corporation (March 13, 2013), a Delaware corporation formed for the purpose of acting as a co-issuer of senior unsecured notes and secured term loans of Jefferies Finance LLC.
4.	JFIN Fund III LLC (October 14, 2011), a Delaware limited liability company formed for the purpose of investing in senior secured loans and entering into a warehouse financing through a credit facility with Wells Fargo Bank, N.A.
5.	JFIN High Yield Investments LLC (December 16, 2015), a Delaware limited liability company formed for the purpose of investing in high yield securities.
6.	JFIN LC Fund LLC (February 1, 2016), a Delaware limited liability company formed for the purposes of holding cash collateral and entering into a standby letter of credit fronting facility with Wells Fargo Bank, N.A.

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7.	JFIN Revolver CLO Holdings LLC (October 28, 2013) a Delaware limited liability company that acts as a holding company for certain investments in the subordinated notes of revolving credit collaterialized loan obligations managed by Jefferies Finance LLC
8.	JFIN Europe GP, S.à.r.l. (December 18, 2015), a Luxembourg private limited liability company formed as the general partner of Jefferies Finance Europe, SCSp.
a.	Jefferies Finance Europe, SCSp (March 10, 2016), an alternative investment fund formed as a Luxembourg special limited partnership which was established to arrange and invest in European senior securited loans.
9.	Jefferies Finance Business Credit LLC (August 7, 2013), a Delaware limited liability company that acts as a holding company for JFIN Business Credit Fund I LLC.
a.

JFIN Business Credit Fund I LLC (August 7, 2013), a Delaware limited liability company formed for the purpose of investing in asset based revolving loans and entering into a warehouse financing through a credit facility with Wells Fargo Capital Finance.
T.	MSC Holding Company, LLC (January 18, 2012), a Delaware limited liability company that acts as a holding company for certain MassMutual entities.
1.	MassMutual Holding MSC, Inc. (December 26, 1996), a Massachusetts corporation which operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a “Massachusetts Security Corporation” under Chapter 63 of the Massachusetts General Laws. MassMutual Holding MSC, Inc. is the sole owner of each subsidiary or affiliate unless otherwise indicated.
U.	Berkshire Way LLC (June 14 2012), a Delaware limited liability company that was formed to invest in emerging market securities on behalf of MassMutual.
V.	MassMutual Retirement Services, LLC (December 5, 2007), a Delaware limited liability company engaged in the business of providing administrative services to retirement plans

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W.	Fern Street LLC (April 11, 2013), a Delaware limited liability company that was formed to invest in emerging market equity to be managed by OppenheimerFunds, Inc.
X.	MML Strategic Distributors, LLC (June 7, 2013), a Delaware limited liability company that is licensed to act as a broker-dealer.
Y.	MML Investment Advisers, LLC (September 24, 2013), a Delaware limited liability company which operates as a federally covered investment adviser.
Z.	Pioneers Gate LLC (October 27, 2014), a Delaware limited liability company that was formed to invest in asset-backed securities on behalf of MassMutual.
AA.	MML Special Situations Investor LLC (November 17, 2014), a Delaware limited liability company that holds a portion of the limited partner interest in a European investment fund.
BB.	Timberland Forest Holding LLC (October 12, 2015), a Delaware limited liability company that acts as a holding company.
1.	Lyme Adirondack Forest Company, LLC (April 4, 2006), a Delaware limited liability company that acts as a holding company.
a.	a. Lyme Adirondack Timber Sales, Inc. (July 31, 2006), a New York operating company.
b.	Lyme Adirondack Timberlands I, LLC (August 16, 2006), a Delaware limited liability company that is a property owner.
c.	Lyme Adirondack Timberlands II, LLC (August 16, 2006), a Delaware limited liability company that is a property owner.

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The following are investment-related and/or special purpose entities of Babson Capital Management LLC (“Babson”). These entities are all domiciled in the State of Delaware.

1.	Babson Capital Core Fixed Income Management LLC
2.	Babson Capital Floating Rate Income Fund Management LLC
3.	Babson Capital Total Return Management LLC
4.	Babson CLO Investment Partners GP, LLC
5.	Babson Global Loan Feeder Management LLC
6.	Babson Investment Grade CLO Debt Management LLC
7.	Babson TERO Management LLC
8.	Benton Street Advisors, Inc.
9.	Great Lakes III GP, LLC
10.	Loan Strategies Management LLC
11.	Mezzco Australia LLC
12.	Mezzco Australia II LLC
13.	Mezzco LLC
14.	Mezzco II LLC
15.	Mezzco III LLC
16.	Mezzco IV LLC
17.	SDCOS Management LLC
18.	Somerset Special Opportunities Management LLC

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The following are investment-related entities of Wood Creek Capital Management LLC (“Wood Creek”).

1.	Alchemy Copyrights, LLC
2.	Milestone Acquisition Holding, LLC
3.	Red Lake Ventures, LLC
4.	Solar Acquisition Holding LLC
5.	Sweet Tree Holdings 1, LLC.
6.	Tamiami Citrus, LLC
7.	Teaktree Acquisition, LLC
8.	U.S. Buyer Broadcasting, LLC
9.	U.S. WIG Holdings, LP
10.	US Pharmaceutical Holdings I, LLC
11.	U.S. Pharmaceutical Holdings II, LLC
12.	VGS Acquisition Holding, LLC
13.	WC Aircraft Holdings US II, LLC
14.	Wood Creek Aircraft Holding I, LP

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The following companies are not considered subsidiary companies of Massachusetts Mutual Life Insurance Company (“MassMutual”) however MassMutual or its subsidiaries hold at least 20% ownership of the voting rights or capital of the companies below.

BABSON MEZZANINE REALTY MANAGEMENT II LLC - Incorporated on November 21, 2007, a Delaware limited liability company that is the general partner of Babson Mezzanine Realty Investors II LP. Cornerstone Real Estate Advisers LLC holds 100% of the ownership interest in this company.

CCM FUND I GP LLC - A Delaware limited liability company formed on January 13, 2010 that is the general partner of Cornerstone Core Mortgage Fund I LP. Cornerstone Real Estate Advisers LLC holds 100% of the membership interest in this company.

CCM VENTURE I GP LLC - A Delaware limited liability company formed on January 14, 2010 that is the general partner of Cornerstone Core Mortgage Venture I LP. Cornerstone Real Estate Advisers LLC holds 100% of the membership interest in this company.

CEMF I GP LLC - A Delaware limited liability company formed on September 21, 2010 which is the general partner of Cornerstone Enhanced Mortgage Fund I LP and is 100% owned by Cornerstone Real Estate Advisers LLC.

CHY VENTURE GP LLC - A Delaware limited liability company formed on October 18, 2013 which is the general partner of Cornerstone High Yield Venture LP and is 100% owned by Cornerstone Real Estate Advisers LLC.

CLEARBRIDGE ENERGY MLP OPPORTUNITY FUND INC. - Incorporated as a corporation on April 5, 2011, and registered as a closed-end investment company under the Investment Company Act of 1940. Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company in the aggregate hold 34.3% of the mandatorily redeemable preferred shares of this company

CLEARBRIDGE ENERGY MLP TOTAL RETURN FUND INC. - Incorporated as a corporation on April 10, 2012, and registered as a closed-end investment company under the Investment Company Act of 1940. Massachusetts Mutual Life Insurance Company holds 34.3% of the mandatorily redeemable preferred shares of this company.

CORNERSTONE APARTMENT VENTURE III LLC - A Delaware limited liability company formed on October 25, 2006 that acts as an investment vehicle for institutional investors to acquire interest in a portfolio. Cornerstone Real Estate Advisers LLC acts as the managing member of the company.

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CORNERSTONE HOTEL FUND GP LLC - A Delaware limited liability company formed on October 15, 2007 which is the general partner of Cornerstone Hotel Income and Equity Fund II LP and is 100% owned by Cornerstone Real Estate Advisers LLC.

CORNERSTONE /LAZ PARKING FUND GP LLC - A Delaware limited liability company formed on April 14, 2014 which is the general partner of Cornerstone/LAZ Parking Fund LP. Cornerstone Real Estate Advisers LLC holds 100% of the membership interest in this company.

CORNERSTONE PATRIOT FUND GP, LLC - A Delaware limited liability company formed on September 13, 2006 which is the general partner of Cornerstone Patriot Fund LP and is 100% owned by Cornerstone Real Estate Advisers LLC.

CREF VIII GP LLC - A Delaware limited liability company formed on July 30, 2008 which is the general partner of Cornerstone Real Estate Fund VIII LP and is 100% owned by Cornerstone Real Estate Advisers LLC.

CREF X GP LLC - A Delaware limited liability company formed on April 14, 2014 which is the general partner of Cornerstone Real Estate Fund X LP. Cornerstone Real Estate Advisers LLC holds 100% of the membership interest in this company.

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HANOVER/BABSON EQUITY INVESTORS MANAGER, LLC - Incorporated on September 22, 2004, a Delaware limited liability company that is the managing member of Hanover Babson Equity Investors LLC. Cornerstone Real Estate Advisers LLC holds 50% of the ownership interest in this company.

HANOVER PREFERRED FACILITY MANAGER LLC - Incorporated on December 2, 2007, a Delaware limited liability company that is the general partner of Hanover Preferred Facility LLC. Cornerstone Real Estate Advisers LLC holds 50% of the ownership interest in this company.

KAMAKURA LP - A Cayman Islands exempted limited partnership, incorporated on February 26, 2010. MassMutual Life Insurance Company (Japan) owns 100% of the limited partnership assets.

MML SERIES INVESTMENT FUND - A Massachusetts business trust that operates as an-open end management investment company.

MML SERIES INVESTMENT FUND II - A Massachusetts business trust that operates as an open-end management investment company.

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MASSMUTUAL PREMIER FUNDS - A Massachusetts business trust that operates as an open-end management investment company.

MASSMUTUAL SELECT FUNDS - A Massachusetts business trust that operates as an open-end management investment company.

NOVATION CO. INC. - Real estate investment company. Interest is 20.74%.

OX BODIES, INC. - Manufacturer of truck bodies and mining machinery. Interest is 26%.

SBNP SIA LLC - A Delaware limited liability company formed on August 20, 2013 in connection with an Annuity Contract Separate Investment Account and is 1% owned by Cornerstone Real Estate Advisers LLC and 99% by Massachusetts Mutual Life Insurance Company.

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The following are investment-related special purpose entities of Babson Capital Management LLC (“Babson”). All are 100% owned unless otherwise specified. These entities are all Delaware entities.

BABSON CAPITAL CORE FIXED INCOME MANAGEMENT LLC

BABSON CAPITAL FLOATING RATE INCOME FUND MANAGEMENT, LLC

BABSON CAPITAL TOTAL RETURN MANAGEMENT LLC

BABSON INVESTMENT GRADE CLO DEBT MANAGEMENT LLC

BABSON TERO MANAGEMENT LLC

BENTON STREET ADVISORS, INC.

GREAT LAKES III GP, LLC

LOAN STRATEGIES MANAGEMENT LLC

MEZZCO AUSTRALIA II

MEZZCO AUSTRALIA LLC (72% owned by Babson)

MEZZCO LLC

MEZZCO II LLC (98.4% owned by Babson)

MEZZCO III LLC (99.3% owned by Babson)

MEZZCO IV LLC

SDCOS MANAGEMENT LLC

SOMERSET SPECIAL OPPORTUNITIES MANAGEMENT LLC

The following is an investment-related entity of Wood Creek Capital Management LLC (“Wood Creek”).

SOLAR ACQUISITION HOLDING LLC - A Delaware limited liability company formed on October 9, 2015. Wood Creek is the manager of this entity and MassMutual’s investment ownership is 39.20%.

US PHARMACEUTICAL HOLDINGS I, LLC - A Delaware limited liability company formed on June 25, 2012. Wood Creek is the manager of this entity and MassMutual’s investment ownership is 32.61%.

U.S. PHARMACEUTICAL HOLDINGS II, LLC - A Delaware limited liability company formed July 24 2015. Wood Creek is the manager of this entity and MassMutual’s investment ownership is 42.6%.

VGS ACQUISITION HOLDING, LLC - A Delaware limited liability company formed on July 24, 2015. Wood Creek is the manager of this entity and MassMutual Holding LLC’s investment ownership is 33.33%.

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II.	REGISTERED INVESTMENT COMPANY AFFILIATES

Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

•	MassMutual Premier Funds, a Massachusetts business trust that operates as a management investment company. The majority of shares are owned by MassMutual.
•	MML Series Investment Fund, a Massachusetts business trust that operates as a management investment company. All shares issued by the Trust are owned by MassMutual and certain of its affiliates.
•	MassMutual Select Funds, a Massachusetts business trust that operates as a management investment company. The majority of shares are owned by MassMutual.
•	Babson Capital Participation Investors, Massachusetts business trust which operates as a closed-end investment company.
•	Babson Capital Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company.
•	Babson Capital Global Short-Duration High Yield Fund, a Massachusetts business trust which operates as a closed-end investment company.
•	Babson Capital Funds Trust, a Massachusetts business trust which operates as an open-end management investment company.
•	MML Series Investment Fund II, a Massachusetts business trust that operates as a management investment company. All shares issued by MML Series Investment Fund II are owned by MassMutual and certain of its affiliates.
•	Oppenheimer Capital Appreciation Fund
•	Oppenheimer Capital Income Fund
•	Oppenheimer Cash Reserves
•	Oppenheimer Commodity Strategy Total Return Fund
•	Oppenheimer Corporate Bond Fund
•	Oppenheimer Developing Markets Fund
•	Oppenheimer Discovery Fund
•	Oppenheimer Discovery Mid Cap Growth Fund
•	Oppenheimer Dividend Opportunity Fund
•	Oppenheimer Emerging Markets Innovators Fund
•	Oppenheimer Emerging Markets Local Debt Fund
•	Opportunity Equity Fund
•	Oppenheimer Equity Income Fund
•	Oppenheimer Global Fund
•	Oppenheimer Global High Yield Fund
•	Oppenheimer Global Multi-Alternatives Fund
•	Oppenheimer Global Multi-Asset Income Fund
•	Oppenheimer Global Multi Strategies Fund
•	Oppenheimer Global Opportunities fund
•	Oppenheimer Global Strategic Income fund

•	Oppenheimer Global Real Estate Fund
•	Oppenheimer Global Value Fund
•	Oppenheimer Gold & Special Minerals Fund
•	Oppenheimer Institutional Money Market Fund

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•	Oppenheimer Integrity Fund
•	Oppenheimer Core Bond Fund
•	Oppenheimer International Bond Fund
•	Oppenheimer International Diversified Fund
•	Oppenheimer International Growth Fund
•	Oppenheimer International Small-Mid Company Fund
•	Oppenheimer International Value Fund
•	Oppenheimer Limited-Term Bond Fund
•	Oppenheimer Limited-Term Government Fund
•	Oppenheimer Macquarie Global Infrastructure Fund
•	Oppenheimer Main Street Funds®
•	Oppenheimer Main Street Fund®
•	Oppenheimer Main Street Select Fund®
•	Oppenheimer Main Street Small Cap Fund®
•	Oppenheimer Main Street Mid-Cap Fund
•	Oppenheimer Master Event-Linked Bond Fund, LLC
•	Oppenheimer Master Inflation Protected Securities Fund, LLC
•	Oppenheimer Master International Value Fund, LLC
•	Oppenheimer Master Loan Fund, LLC
•	Oppenheimer Money Market Fund
•	Oppenheimer Multi-State Municipal Trust
•	Oppenheimer Rochester New Jersey Municipal Fund
•	Oppenheimer Rochester Pennsylvania Municipal Fund
•	Oppenheimer Rochester High Yield Municipal Fund
•	Oppenheimer Municipal Fund
•	Oppenheimer Rochester Limited Term Municipal Fund
•	Oppenheimer Portfolio Series
•	Active Allocation Fund
•	Conservative Investor Fund
•	Equity Investor Fund
•	Moderate Investor Fund
•	Oppenheimer Quest For Value Funds
•	Oppenheimer Flexible Fundamental Alternatives Fund
•	Oppenheimer Global Allocation Fund
•	Oppenheimer Mid-Cap Value Fund
•	Oppenheimer Real Estate Fund
•	Oppenheimer Revenue Weighted EFT Trist
•	Oppenheimer ADR Revenue ETF
•	Oppenheimer Financials Sector Revenue ETF
•	Oppenheimer Global Growth Revenue ETF
•	Oppenheimer Large Cap Revenue ETF
•	Oppenheimer Mid Cap Revenue ETF
•	Oppenheimer Small Cap Revenue ETF
•	Oppenheimer Ultra Dividend Revenue ETF
•	Oppenheimer Consumer Discretionary Sector Revenue ETF
•	Oppenheimer Consumer Staples Sector Revenue ETF
•	Oppenheimer Emerging Market Revenue ETF
•	Oppenheimer Energy Sector Revenue ETF
•	Oppenheimer Health Care Sector Revenue ETF
•	Oppenheimer Industrials Sector Revenue ETF
•	Oppenheimer Information Technology Sector Revenue ETF
•	Oppenheimer Materials Sector Revenue ETF
•	Oppenheimer Utilities Sector Revenue ETF

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•	Oppenheimer Rising Dividends Fund
•	Oppenheimer Rochester AMT-Free Municipal Fund
•	Oppenheimer Rochester AMT-Free New York Municipal Fund
•	Oppenheimer Rochester Arizona Municipal Fund
•	Oppenheimer Rochester California Municipal Fund
•	Oppenheimer Rochester Fund Municipals
•	Oppenheimer Rochester Intermediate Term Municipal Fund
•	Oppenheimer Rochester Limited Term California Municipal Fund
•	Oppenheimer Limited Term Municipal Fund
•	Oppenheimer Rochester Maryland Municipal Fund
•	Oppenheimer Rochester Massachusetts Municipal Fund
•	Oppenheimer Rochester Michigan Municipal Fund
•	Oppenheimer Rochester Minnesota Municipal Fund

•	Oppenheimer Rochester North Carolina Municipal Fund
•	Oppenheimer Rochester Ohio Municipal Fund
•	Oppenheimer Rochester Short Term Municipal Fund
•	Oppenheimer Rochester Virginia Municipal Fund
•	Oppenheimer Senior Floating Rate Fund
•	Oppenheimer Senior Floating Rate Plus Fund
•	Oppenheimer Series Fund
•	Oppenheimer Value Fund
•	Oppenheimer SteelPath MLP Funds Trust (consisting of the following 4 series):
•	Oppenheimer SteelPath MLP Alpha Fund
•	Oppenheimer SteelPath MLP Alpha Plus Fund
•	Oppenheimer SteelPath MLP Income Fund
•	Oppenheimer SteelPath MLP Select 40 Fund
•	Oppenheimer Ultra-Short Duration Fund
•	Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA
•	Oppenheimer Conservative Balanced Fund/VA
•	Oppenheimer Core Bond Fund/VA
•	Oppenheimer Discovery Mid Cap Growth Fund/VA
•	Oppenheimer Equity Income Fund/VA
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Multi-Alternative Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer Main Street Fund/VA
•	Oppenheimer Main Street Small Cap Fund/VA
•	Oppenheimer Money Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Rochester Portfolio Series
•	Oppenheimer Rochester Limited Term New York Municipal Fund
•	Tennenbaum Opportunities Fund V, LLC (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)
•	Tennenbaum Opportunities Partners V, LP (a nondiversified closed-end management investment company co-managed by Babson Capital Management LLC)

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III.	Cayman Island Exempt Limited Liability Companies, wholly owned by entities that are not themselves SEC registered funds. Each SEC registered fund parent may invest up to 25% of its total assets in its respective Cayman Fund Subsidiary. OFI Global serves as the Investment Advisor and PFI serves as the Subadvisor:

a.	RAF Fund Ltd.

(a wholly owned subsidiary of Oppenheimer Commodity Strategy Total Return Fund)

b.	Oppenheimer Capital Income Fund (Cayman) Ltd.

c.	Oppenheimer Currency Opportunities Fund (Cayman) Ltd.

(a wholly owned subsidiary of Oppenheimer Currency Opportunities Fund)

d.	Oppenheimer Flexible Strategies Fund (Cayman) Ltd.

(a wholly owned subsidiary of Oppenheimer Flexible Strategies Fund)

e.	Oppenheimer Global Allocation Fund (Cayman) Ltd.

(a wholly owned subsidiary of Oppenheimer Global Allocation Fund)

f.	Oppenheimer Global Multi Strategies Fund (Cayman) Ltd.

(a wholly owned subsidiary of Oppenheimer Global Multi Strategies Fund

g.	Oppenheimer Global Strategic Income Fund (Cayman) Ltd.

(a wholly owned subsidiary of Oppenheimer Global Strategic Income Fund)

h.	Oppenheimer Global Strategic Income Fund/VA (Cayman) Ltd.

(a wholly owned subsidiary of Oppenheimer Global Strategic Income Fund/VA

i.	Oppenheimer Gold and Special Minerals Fund (Cayman) Ltd.

(a wholly owned subsidiary of Oppenheimer Gold & Special Minerals Fund)

j.	Oppenheimer Global High Yield Fund (Cayman) Ltd.
k.	Oppenheimer Global Multi-Alternatives/VA Fund (Cayman) Ltd.
l.	Oppenheimer International Bond Fund (Cayman) Ltd.

Item 29.	Indemnification

MassMutual directors and officers are indemnified under Article V of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

“ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with certain of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

Item 30. Principal Underwriters

(a)	MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts/policies/certificates sold by its registered representatives, and MML Distributors, LLC (“MML Distributors”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors.

MMLIS and MML Distributors, either jointly or individually, act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II, MassMutual Premier Funds, MassMutual Select Funds, and certain series of the MML Series Investment Fund and MML Series Investment Fund II.

MML Distributors also acts as principal underwriter for certain contracts/policies that utilize the following registered separate accounts of the Hartford Insurance Company:

Hartford Life Insurance Company – Separate Account Two

Hartford Life Insurance Company – Separate Account Two (DC Variable Account I)

Hartford Life Insurance Company – Separate Account Two (DC Variable Account II)

Hartford Life Insurance Company – Separate Account Two (QP Variable Account)

Hartford Life Insurance Company – Separate Account Two (NQ Variable Account)

Hartford Life Insurance Company – Separate Account Eleven

Hartford Life Insurance Company – Separate Account Twelve

(b)	MMLIS and MML Distributors are the principal underwriters for this policy. The following people are officers and directors of MMLIS and member representatives of MML Distributors:

OFFICERS AND DIRECTORS OF MML INVESTORS SERVICES, LLC
Name	Positions and Offices	Principal Business Address
Wendy Benson	President, Director	*
Michael Fanning	Director	*

John Vaccaro	Chief Executive Officer, Agency Field Force Supervisor, Director (Chairman of the Board)	*

William F. Monroe, Jr.	Vice President, Chief Operating Officer	*
Nathan Hall	Chief Financial Officer, Treasurer and Assistant Vice President	*

Christine Frederick	Chief Compliance Officer	*
Althea O’Donnell	AML Compliance Officer	*
Susan Scanlon	Deputy Chief Compliance Officer	**
James Puhala	Deputy Chief Compliance Officer	*
Mark Viviano	Co-Chief Operations Officer and Assistant Vice President	**

Mark Larose	Co-Chief Operations Officer and Assistant Vice President	*

Kenneth M. Rickson	Field Risk Officer	*
Robert S. Rosenthal	Chief Legal Officer, Vice President, Associate General Counsel and Secretary	*

Douglas Russell	Vice President	*
Mathew Verdi	Assistant Vice President	*
Edward K. Duch, III	Assistant Secretary	*
Jennifer L. Dupuis-Krause	Assistant Secretary	*
Bruce C. Frisbie	Assistant Treasurer	**
Kevin LaComb	Assistant Treasurer	*
Todd Picken	Assistant Treasurer	*
Kristin Costanzo	Assistant Treasurer	*
Kathy Rogers	Continuing Education Officer	*
Joseph Sparacio	Senior Regional Vice President	9830 E. Granite Peak Trail Scottsdale, AZ 85262
Michael St. Clair	Senior Regional Vice President	*
Richard Bourgeois	Vice President	*
Francine Reipold	Vice President	*
Mario Morton	Assistant Vice President and Registration Manager	*
Anthony Frogameni	Chief Privacy Officer, Assistant Vice President	*
Elaine Gruet	Assistant Vice President	*
Delphine Soucie	Assistant Vice President	*
David Cove	Regional Assistant Vice President	*
Kevin DeGray	Regional Assistant Vice President	*
Nicholas DeLuca	Regional Assistant Vice President	1101 North Black Canyon Highway PH30 Phoenix, AZ 85209
David Hardy	Regional Assistant Vice President	*
Donald Helmes	Regional Assistant Vice President	*
Courtney Munoz	Regional Assistant Vice President	*
John Rogan	Regional Assistant Vice President	*
Jack Yvon	Regional Assistant Vice President	*
Elizabeth Ward Chicares	Director	*
Jennifer Healy	Variable Annuity Product Distribution Officer	*
Craig Waddington	Variable Life Product Distribution Officer	*
Michael Dunn	Worksite Product Distribution Officer	**
* 1295 State Street, Springfield, MA 01111-0001 ** 100Bright Meadow Boulevard, Enfield, CT 06082-1981

OFFICERS AND MEMBER REPRESENTATIVES MML DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address

Eric Wietsma	Chief Executive Officer and President	**
Carolyn Salwen	Chief Financial Officer and Treasurer	**
Michael Fanning	Member Representative MassMutual Holding LLC, Member Representative Massachusetts Mutual Life Insurance Company Insurance Operations Supervisor	*
Robert S. Rosenthal	Vice President, Chief Legal Officer, and Secretary	*
Kevin LaComb	Assistant Treasurer	*
Edward K. Duch, III	Assistant Secretary	*
Barbara Upton	Assistant Vice President and Continuing Education Officer	**
Cindy Belmore	Chief Compliance Officer	**
Stephen Alibozek	Entity Contracting Officer	*
Brian Haendiges	Vice President	**
Donna Watson	Assistant Treasurer	**
Bruce C. Frisbie	Assistant Treasurer	*
Todd Picken	Assistant Treasurer	*
H. Bradford Hoffman	Chief Risk Officer	*
Mario Morton	Registration Manager	*
Michael Dunn	Worksite Product Distribution Officer	**
* 1295 State Street, Springfield, MA 01111-0001 ** 100 Bright Meadow Boulevard, Enfield, CT 06082-1981

(c)	Compensation From the Registrant

For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Underwriters” section of the Statement of Additional Information.

Item 31.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, at its satellite office, 100 Bright Meadow Boulevard, Enfield, CT 06082

Item 32.	Management Services

Not Applicable

Item 33.	Fee Representation

REPRESENTATION UNDER SECTION 26(f)(2)(A) OF

THE INVESTMENT COMPANY ACT OF 1940

With respect to the policy described in this Registration Statement, Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the Variable Rider to the Group Universal Life Insurance Certificate, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Life Separate Account I, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 22 to Registration Statement No. 333-22557 under Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Springfield and the Commonwealth of Massachusetts on the 9th day of June, 2016.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I

(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

By	Roger W. Crandall*
Roger W. Crandall
President and Chief Executive Officer (principal executive officer)
Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment No. 22 to Registration Statement No. 333-22557 has been signed by the following persons, as officers and directors of the Depositor, in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	June 9, 2016
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	June 9, 2016
Elizabeth A. Ward	(principal financial officer)

GREGORY DEAVENS *	Controller	June 9, 2016
Gregory Deavens	(principal accounting officer)

MARK T. BERTOLINI *	Director	June 9, 2016
Mark T. Bertolini

KATHLEEN A. CORBET *	Director	June 9, 2016
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT , JR. *	Director	June 9, 2016
James H. DeGraffenreidt , Jr.

PATRICIA DIAZ DENNIS *	Director	June 9, 2016
Patricia Diaz Dennis

ROBERT A. ESSNER *	Director	June 9, 2016
Robert A. Essner

ISABELLA D. GOREN *	Director	June 9, 2016
Isabella D. Goren

RAYMOND W. LEBOEUF *	Director	June 9, 2016
Raymond W. LeBoeuf

JEFFREY M. LEIDEN *	Director	June 9, 2016
Jeffrey M. Leiden

CATHY E. MINEHAN *	Director	June 9, 2016
Cathy E. Minehan

MARC RACICOT *	Director	June 9, 2016
Marc Racicot

LAURA J. SEN *	Director	June 9, 2016
Laura J. Sen

WILLIAM T. SPITZ *	Director	June 9, 2016
William T. Spitz

H. TODD STITZER *	Director	June 9, 2016
H. Todd Stitzer

/S/ JOHN E. DEITELBAUM		June 9, 2016
* John E. Deitelbaum Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Item 26. Exhibits

Exhibit (n)	i.	Consent of Independent Registered Public Accounting Firm
	ii.	Power of Attorney - Elizabeth A. Ward